Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,347,038.92

Principal:
Principal Collections	$20,246,781.28
Prepayments in Full	$13,957,532.71
Liquidation Proceeds	$483,222.57
Recoveries	$34,617.08
Sub Total	$34,722,153.64
Collections	$37,069,192.56

Purchase Amounts:
Purchase Amounts Related to Principal	$119,875.39
Purchase Amounts Related to Interest	$680.40
Sub Total	$120,555.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,189,748.35

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$37,189,748.35
Servicing Fee	$604,883.06	$604,883.06	$0.00	$0.00	$36,584,865.29
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,584,865.29
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$36,584,865.29
Interest - Class A-3 Notes	$293,578.85	$293,578.85	$0.00	$0.00	$36,291,286.44
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$36,144,247.94
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,144,247.94
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$36,076,774.19
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,076,774.19
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$36,026,788.36
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,026,788.36
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$35,963,648.36
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,963,648.36
Regular Principal Payment	$33,056,851.56	$33,056,851.56	$0.00	$0.00	$2,906,796.80
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,906,796.80
Residual Released to Depositor	$0.00	$2,906,796.80	$0.00	$0.00	$0.00
Total		$37,189,748.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$33,056,851.56
Total					$33,056,851.56
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$33,056,851.56	$69.61	$293,578.85	$0.62	$33,350,430.41	$70.23
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$33,056,851.56	$20.53	$621,216.93	$0.39	$33,678,068.49	$20.92

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$445,942,553.09	0.9390241	$412,885,701.53	0.8694161
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$693,212,553.09	0.4305481	$660,155,701.53	0.4100168

Pool Information
Weighted Average APR	3.945%	3.941%
Weighted Average Remaining Term	39.02	38.18
Number of Receivables Outstanding	43,774	42,631
Pool Balance	$725,859,675.88	$690,737,380.78
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$695,869,461.68	$662,285,775.69
Pool Factor	0.4409312	0.4195957

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$10,361,060.71
Yield Supplement Overcollateralization Amount	$28,451,605.09
Targeted Overcollateralization Amount	$30,581,679.25
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$30,581,679.25

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	20

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		129	$314,883.15
(Recoveries)		63	$34,617.08
Net Losses for Current Collection Period			$280,266.07
Cumulative Net Losses Last Collection Period			$4,714,907.54
Cumulative Net Losses for all Collection Periods			$4,995,173.61

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.46%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.53%	534	$10,570,446.58
61-90 Days Delinquent	0.21%	71	$1,476,547.89
91-120 Days Delinquent	0.03%	9	$179,376.18
Over 120 Days Delinquent	0.08%	21	$527,061.51
Total Delinquent Receivables	1.85%	635	$12,753,432.16

Repossession Inventory:
Repossessed in the Current Collection Period		24	$593,544.34
Total Repossessed Inventory		33	$800,859.64

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4097%
Preceding Collection Period			0.3726%
Current Collection Period			0.4748%
Three Month Average			0.4190%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1870%
Preceding Collection Period			0.1576%
Current Collection Period			0.2369%
Three Month Average			0.1938%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer